LOANS, NET - Maturity based on the remaining period to the payment due date (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Outstanding loans -
Direct loans, gross	S/ 131,978,256	S/ 111,503,072
Internal overdue loans -
Internal overdue loans and under legal collection loans	4,685,569	3,304,886
Direct gross loans	136,663,825	114,807,958
2021
Outstanding loans -
Direct loans, gross	51,346,112	53,306,936
From 1 to 3 years
Outstanding loans -
Direct loans, gross	40,897,556	24,586,441
From 3 to 5 years
Outstanding loans -
Direct loans, gross	12,812,446	9,615,514
Over 5 years
Outstanding loans -
Direct loans, gross	26,922,142	23,994,181
Up to 3 months
Internal overdue loans -
Internal overdue loans and under legal collection loans	984,630	692,161
Up to 3 months
Internal overdue loans -
Internal overdue loans and under legal collection loans	S/ 3,700,939	S/ 2,612,725